Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	$ 14,091	$ 14,371	$ 36,016	$ 38,359		$ 33,406
Cost of revenue	(9,428)	(10,083)	(27,366)	(28,617)		(24,049)
Gross profit	4,663	4,288	8,650	9,742		9,357
Operating cost and expenses:
Selling and distribution	(728)	(495)	(952)	(1,502)		(1,114)
General and administrative	(3,395)	(8,440)	(10,776)	(6,745)		(6,609)
Total operating cost and expenses	(4,123)	(8,935)	(11,728)	(8,247)		(7,723)
(Loss) Profit from operations	540	(4,647)	(3,078)	1,495		1,634
Other income (expense):
Gain on early termination on lease liability			113
Gain from disposal of plant and equipment	50	125	5,048	2		305
Interest income	121	3	57		[1]	19
Interest expense	(694)	(522)	(1,105)	(748)		(716)
Dividend income	12	14	16	7
Government grant	15	17	22	81		109
Foreign exchange loss, net	(4)	(73)	(43)	(93)		(44)
Other income	38	350	656	813		724
Total other income, net	(462)	(86)	4,764	62		397
Income before income taxes	78	(4,733)	1,686	1,557		2,031
Income tax benefit (expense)	(1)	(62)	53	(529)		(230)
NET INCOME	77	(4,795)	1,739	1,028		1,801
Less: Net income attributable to non-controlling interest		50	50	(50)
NET INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY	77	(4,745)	1,789	978		1,801
Other comprehensive income (loss):
Foreign currency translation adjustment	(209)	206	269	(74)		(345)
COMPREHENSIVE INCOME	$ (132)	$ (4,539)	$ 2,058	$ 904		$ 1,456
Net income per share
Net income per share Basic	$ 0.003	$ (0.17)	$ 0.06	$ 0.04		$ 0.07
Net income per share Diluted	$ 0.003	$ (0.17)	$ 0.06	$ 0.04		$ 0.07
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding Basic	30,840	27,703	29,284,000	24,800,000		24,800,000
Weighted average number of ordinary shares outstanding Diluted	30,840	27,703	29,284,000	24,800,000		24,800,000

[1]	Denotes amount less than $1,000.